UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Alyssa Albertelli
Artisan Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/11

Date of reporting period: 12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.0%

BRAZIL - 17.5%
Banco do Brasil S.A.(1)(2)(3)	107,980	$2,044,342
Banco do Brasil S.A.(1)	187,600	3,551,754
BM&F BOVESPA SA(1)	1,190,600	9,419,362
BR Properties SA(1)	405,000	4,430,620
Companhia Energetica de Minas Gerais-CEMIG, Preferred(1)(4)	298,071	4,863,493
Companhia Vale do Rio Doce(1)	714,162	24,288,519
Empresa Brasileira de Aeronautica S.A.(1)	642,500	4,640,641
Fleury SA(1)	458,301	7,358,046
Hypermarcas SA(1)(5)	527,300	7,158,500
Julio Simoes Logistica SA(1)(2)(3)(5)	293,100	1,969,005
Julio Simoes Logistica SA(1)(5)	269,500	1,810,464
Petroleo Brasileiro S.A.(1)	1,538,845	28,967,966
Randon SA Implementos e Participacoes, Preferred(1)(4)	581,400	4,305,834
SLC Agricola SA(1)	399,114	5,291,182
Tim Participacoes S.A., Preferred(1)(4)	1,635,900	5,548,455
Totvs SA(1)	58,800	5,987,726
Wilson Sons Limited (DR)(1)	170,121	3,280,008

		124,915,917

CHILE - 0.8%
Empresa Nacional de Telecomunicaciones S.A.(1)	345,650	6,042,264

CHINA - 13.9%
Airmedia Group, Inc. (DR)(5)	280,601	1,933,341
Ajisen China Holdings Limited	4,244,913	7,154,225
Chaoda Modern Agriculture (Holdings) Limited	8,056,536	6,073,912
China Dongxiang Group Company	10,607,000	4,639,744
China High Precision Automation Group Ltd.	6,503,000	5,136,942
China Mobile Limited	1,407,500	13,988,444
China Railway Construction Corporation, H Shares	2,596,000	3,126,101
China Rongsheng Heavy Industries Group Holdings Limited(5)	4,980,500	4,216,201
GOME Electrical Appliances Holdings Limited(5)	24,528,587	8,899,060
Huabao International Holdings Limited	8,323,600	13,707,040
Mindray Medical International Limited, Class A (DR)	196,075	5,176,380
Noah Holdings Ltd. (DR)(5)	97,036	1,897,054
Springland International Holdings Ltd.(5)	6,201,000	4,986,138
Tingyi (Cayman Islands) Holding Corporation	2,918,300	7,546,551
Zhuzhou CSR Times Electric Co., Ltd., H Shares	2,642,200	10,401,827

		98,882,960

COLOMBIA - 0.5%
Grupo de Inversiones Suramericana(1)	190,211	3,713,077

EGYPT - 1.5%
Egyptian Financial Group-Hermes Holding(1)	1,165,415	6,747,380
Talaat Moustafa Group(1)(5)	2,573,494	3,812,469

		10,559,849

HONG KONG - 0.7%
AIA Group Ltd.(5)	1,701,800	4,783,904

HUNGARY - 0.6%
MOL Hungarian Oil and Gas Nyrt., Class A(5)	44,848	4,481,441

INDIA - 5.5%
Cairn India Ltd.(5)	1,039,380	7,741,597
India Cements Limited	2,060,561	4,992,995
Nagarjuna Construction Company Ltd.	2,838,178	8,949,639
Power Finance Corporation	1,045,357	7,262,443
Reliance Infrastructure Ltd.	345,565	6,530,688
Welspun Corporation Ltd.	1,054,956	4,008,432

		39,485,794

INDONESIA - 3.6%
Indofood CBP Sukses Makmur TBK PT(1)(5)	5,507,500	2,857,454
PT Astra International Tbk(1)	1,407,000	8,510,366
PT Bank Negara Indonesia Tbk(1)	15,712,518	6,754,069
PT Gudang Garam Tbk(1)	675,500	2,996,878
PT Telekomunikasi Indonesia, Series B(1)	5,069,885	4,485,453

		25,604,220

ITALY - 0.9%
Tenaris S.A. (DR)	129,303	6,333,261

KAZAKSTAN - 0.7%
KazMunaiGas Exploration Production (DR)	267,079	5,296,177

KOREA - 9.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(5)	208,254	6,798,368
LG Electronics Inc.(1)(5)	72,826	7,648,065
MegaStudy Co., Ltd.(1)(5)	20,845	3,236,055
Samsung Electronics Co., Ltd.(1)	37,917	31,685,981
Shinhan Financial Group Co., Ltd.(1)(5)	193,235	9,006,032
Shinsegae Co., Ltd.(1)(5)	13,885	7,511,042

		65,885,543

MEXICO - 6.8%
America Movil SAB de C.V., Series L(4)	5,088,968	14,587,001
Bolsa Mexicana de Valores SA	1,741,594	3,666,514
Genomma Lab Internacional SA(5)	2,264,616	5,497,424
Grupo Financiero Banorte S.A. de C.V., O Shares	1,429,095	6,792,541
Grupo Televisa S.A., Series CPO(5)	1,287,603	6,641,321
OHL Mexico SAB de CV(5)	2,766,261	5,306,293
Urbi, Desarrollos Urbanos, S.A. de C.V.(5)	2,400,831	5,639,523

		48,130,617

POLAND - 0.7%
Polski Koncern Naftowy Orlen S.A.(5)	308,873	4,778,538

RUSSIA - 6.0%
Eurasia Drilling Company Ltd. (DR)	138,083	4,487,698
Globaltrans Investment PLC (DR)	296,353	5,038,001
LSR Group O.J.S.C. (DR)(5)	497,106	4,578,346
LUKOIL (DR)	165,413	9,345,835
Magnitogorsk Iron & Steel Works (DR)	639,961	9,311,433
Mobile TeleSystems (DR)	365,772	7,633,662
Razgulay Group(1)(5)	1,323,641	2,043,114

		42,438,089

SOUTH AFRICA - 8.7%
ABSA Group Limited	353,069	7,503,554
African Bank Investments Limited	1,005,659	5,915,641
Harmony Gold Mining Company Limited	499,883	6,298,336
Impala Platinum Holdings Limited	429,132	15,175,801
Life Healthcare Group Holdings Pte Ltd.	1,566,686	3,531,732
Mondi Limited	630,750	5,151,324
Mr. Price Group Limited	652,200	6,583,879
MTN Group Limited	574,143	11,715,568

		61,875,835

SWEDEN - 0.7%
Alliance Oil Company Ltd. (DR)(1)	322,085	5,093,737

TAIWAN - 11.7%
Acer Inc.	1,585,573	4,899,769
Cathay Financial Holding Co., Ltd.	2,982,356	5,288,282
Chinatrust Financial Holding Company Ltd.	6,909,299	5,071,219
E Ink Holdings Inc.(5)	4,388,000	8,894,442
Far Eastern Textile Ltd.	3,568,091	6,045,434
Hon Hai Precision Industry Co., Ltd.	2,961,656	11,935,403
HTC Corporation	347,620	10,730,300
MediaTek Incorporation	592,794	8,488,381
Taiwan Fertilizer Co., Ltd.	1,747,000	6,531,065
Taiwan Semiconductor Manufacturing Company Ltd.	6,465,647	15,744,720

		83,629,015

THAILAND - 2.5%
Bangkok Bank Public Company Limited (DR)(1)	1,032,300	5,030,239
Bumrungrad Hospital Public Company Limited (DR)(1)	2,532,600	2,662,654
Glow Energy Pcl (DR)(1)	2,432,700	3,811,734
Siam Commercial Bank Public Company Limited (DR)(1)	1,873,400	6,424,391

		17,929,018

TURKEY - 3.0%
Cimsa Cimento Sanayi ve Ticaret A.S.	492,984	3,192,902
Emlak Konut Gayrimenkul Yatirim(4)(5)	2,797,355	3,587,282
Ford Otomotiv Sanayi A.S.	542,925	4,588,841
Turk Ekonomi Bankasi A.S.	2,845,258	4,109,408
Turkiye Sinai Kalkinma Bankasi A.S.	3,480,320	5,883,183

		21,361,616

UNITED ARAB EMIRATES - 0.5%
Air Arabia(1)	15,674,470	3,494,912

UNITED KINGDOM - 0.9%
Antofagasta plc	246,823	6,203,323

Total common and preferred stocks (Cost $590,912,686)		690,919,107

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $24,551,082(6) (Cost $24,551,000)	$24,551,000	$24,551,000

Total investments - 100.4% (Cost $615,463,686)		715,470,107

Other assets less liabilities - (0.4%)		(3,102,191)

Total net assets - 100.0%(7)		$712,367,916

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $265,281,651 or 37.2% of total net assets.

(2)

The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA were acquired in a private placement and are restricted. The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477,126	$2,044,342	0.3%
Julio Simoes Ligistica SA	4/20/2010	1,338,815	1,969,005	0.3

			$4,013,347	0.6%

(3)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $4,013,347, or 0.6% of total net assets.

(4)	Non-voting shares.

(5)	Non-income producing security.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$24,921,334
U.S. Treasury Note	2.125%	12/31/2015	125,469

			$25,046,803

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$70,460,558	9.9%
Consumer Staples	41,478,633	5.8
Energy	76,526,250	10.8
Financials	122,694,760	17.2
Healthcare	24,226,236	3.4
Industrials	69,382,728	9.8
Information Technology	103,503,664	14.5
Materials	103,439,516	14.5
Telecommunication Services	64,000,847	9.0
Utilities	15,205,915	2.1

Total common and preferred stocks	690,919,107	97.0
Short-term investments	24,551,000	3.4

Total investments	715,470,107	100.4
Other assets less liabilities	(3,102,191)	(0.4)

Total net assets	$712,367,916	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$124,915,917	17.5%
British pound	6,203,323	0.9
Chilean peso	6,042,264	0.8
Colombian peso	3,713,077	0.5
Egyptian pound	10,559,849	1.5
Hong Kong dollar	94,660,089	13.2
Hungarian forint	4,481,441	0.6
Indian rupee	39,485,794	5.5
Indonesian rupiah	25,604,220	3.6
Korean won	65,885,543	9.2
Mexican peso	48,130,617	6.7
Polish zloty	4,778,538	0.7
South African rand	61,875,835	8.7
Swedish krona	5,093,737	0.7
Taiwan dollar	83,629,015	11.7
Thai baht	17,929,018	2.5
Turkish lira	21,361,616	3.0
United Arab Emirates dirham	3,494,912	0.5
US dollar	87,625,302	12.2

Total investments	$715,470,107	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 98.2%

AUSTRALIA - 1.0%
Foster’s Group Limited	22,284	$129,459

BELGIUM - 1.8%
Anheuser-Busch InBev NV	1,839	105,179
Umicore	2,347	122,065

		227,244

BRAZIL - 1.8%
Banco Daycoval SA, Preferred(1)(2)	17,500	136,534
Itau Unibanco Holding SA, Preferred(1)(2)	3,500	83,978

		220,512

CANADA - 1.0%
Canadian National Railway Company	1,853	123,651

CHINA - 4.3%
Camelot Information Systems, Inc. (DR)(3)	6,877	164,498
Dongfeng Motor Group Company Limited, H Shares	54,000	93,233
ShangPharma Corporation (DR)(3)	14,641	168,371
Want Want China Holdings Limited	134,000	117,919

		544,021

DENMARK - 1.1%
Novo Nordisk A/S, Class B(1)	1,269	142,832

EGYPT - 1.1%
Commercial International Bank Egypt SAE (DR)	16,747	139,837

FRANCE - 7.6%
Air Liquide SA	1,288	162,890
Christian Dior SA	1,368	195,419
DANONE S.A.	2,334	146,652
Ipsos	1,820	86,387
Pernod Ricard SA	1,575	148,085
Schneider Electric SA	1,432	214,321

		953,754

GERMANY - 6.1%
Bayer AG(1)	1,607	118,753
Brenntag AG(1)(3)	1,309	133,561
Henkel AG & Co. KGaA, Preferred(1)(2)	1,411	87,697
Siemens AG(1)	1,487	184,098
Symrise AG(1)	4,622	126,779
Wirecard AG(1)	7,963	109,082

		759,970

HONG KONG - 5.7%
AIA Group Ltd.(3)	97,000	272,675
Dairy Farm International Holdings Limited	7,100	65,959
Li & Fung Limited	24,700	144,429
Sands China Ltd.(3)	103,590	229,229

		712,292

INDIA - 1.3%
Housing Development Finance Corporation Ltd.	10,382	168,784

INDONESIA - 0.4%
PT Bank Rakyat Indonesia(1)	44,500	51,815

JAPAN - 4.6%
Daiwa Securities Group Inc.(1)	25,000	128,557
INPEX CORPORATION(1)	33	193,029
NITTO DENKO CORPORATION(1)	2,700	127,050
Shin-Etsu Chemical Co., Ltd.(1)	2,400	129,929

		578,565

KOREA - 1.9%
Amorepacific Corporation(1)(3)	101	101,361
Samsung Electronics Co., Ltd.(1)	161	134,542

		235,903

NETHERLANDS - 2.0%
Akzo Nobel N.V.	2,167	134,610
ASML Holding N.V.	2,864	110,605

		245,215

PHILIPPINES - 1.4%
Alliance Global Group, Inc.(1)	616,800	175,884

RUSSIA - 2.6%
Gazprom (DR)	5,345	134,961
Pharmstandard (DR)(3)	3,995	113,858
X5 Retail Group N.V. (DR)(3)	1,815	83,944

		332,763

SPAIN - 3.0%
Amadeus IT Holding SA(1)(3)	12,880	271,697
Industria de Diseno Textil, S.A.(1)	1,366	102,367

		374,064

SWITZERLAND - 8.5%
Julius Baer Group Ltd.(1)	2,918	136,666
Nestle SA(1)	8,303	486,369
Swatch Group AG - Bearer Shares(1)	392	174,758
Synthes, Inc.(1)	773	105,016
UBS AG(1)(3)	10,083	165,485

		1,068,294

THAILAND - 0.6%
CP ALL PCL(1)	54,200	70,557

TURKEY - 0.9%
Turkiye Is Bankasi, C Shares	32,066	114,225

UNITED KINGDOM - 12.4%
Anglo American PLC	2,566	133,442
Experian PLC	15,044	187,172
Hargreaves Lansdown PLC	16,872	154,148
HSBC Holdings plc	22,503	228,435
IG Group Holdings PLC	11,351	90,256
Standard Chartered plc	3,828	102,982
Tesco plc	23,631	156,583
Vodafone Group Plc	84,827	219,277
WPP plc	23,669	291,344

		1,563,639

UNITED STATES - 27.1%
Accenture plc, Class A	2,711	131,456
Allergan, Inc.	1,492	102,456
American Express Company	3,232	138,717
Apple Inc.(3)	350	112,896
The Bank of New York Mellon Corporation	7,853	237,161
Cisco Systems, Inc.(3)	9,376	189,676
CME Group Inc., Class A	486	156,370
DENTSPLY International Inc	3,051	104,253
The Dun & Bradstreet Corporation	1,868	153,344
EMC Corporation(3)	8,042	184,162
Franklin Resources, Inc.	1,312	145,908
Google Inc., Class A(3)	302	179,379
Hewlett-Packard Company	5,873	247,253
Johnson & Johnson	1,684	104,155
Mead Johnson Nutrition Company	1,774	110,432
NIKE, Inc., Class B	1,262	107,800
Oracle Corporation	7,063	221,072
PepsiCo, Inc.	2,142	139,937
Schlumberger Limited	1,707	142,534
Thermo Fisher Scientific Inc.(3)	2,046	113,267
United Technologies Corporation	1,585	124,771
Visa Inc., Class A	1,922	135,270
YUM! Brands, Inc.	2,388	117,131

		3,399,400

Total common and preferred stocks (Cost $11,016,895)		12,332,680

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $281,001(4) (Cost $281,000)	$281,000	$281,000

Total investments - 100.4% (Cost $11,297,895)		12,613,680

Other assets less liabilities - (0.4%)		(52,369)

Total net assets - 100.0%(5)		$12,561,311

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $3,678,396 or 29.3% of total net assets.

(2)	Non-voting shares.
(3)	Non-income producing security.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.375%	11/15/2019	$286,650

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION—DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,542,097	12.3%
Consumer Staples	2,126,017	16.9
Energy	470,524	3.8
Financials	2,652,533	21.1
Healthcare	1,072,961	8.5
Industrials	1,120,918	8.9
Information Technology	2,191,588	17.5
Materials	936,765	7.5
Telecommunication Services	219,277	1.7

Total common and preferred stocks	12,332,680	98.2
Short-term investments	281,000	2.2

Total investments	12,613,680	100.4
Other assets less liabilities	(52,369)	(0.4)

Total net assets	$12,561,311	100.0%

CURRENCY EXPOSURE—DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$129,459	1.0%
Brazilian real	220,512	1.7
British pound	1,563,639	12.4
Canadian dollar	123,651	1.0
Danish krone	142,832	1.1
Euro	2,560,247	20.3
Hong Kong dollar	857,485	6.8
Indian rupee	168,784	1.3
Indonesian rupiah	51,815	0.4
Japanese yen	578,565	4.6
Korean won	235,903	1.9
Philippine peso	175,884	1.4
Swiss franc	1,068,294	8.5
Thai baht	70,557	0.6
Turkish lira	114,225	0.9
US dollar	4,551,828	36.1

Total investments	$12,613,680	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 93.2%

BELGIUM - 0.5%
Groupe Bruxelles Lambert S.A.	2,401	$201,908

FRANCE - 7.0%
Publicis Groupe	21,995	1,146,285
Sodexo	16,170	1,114,323
Total SA	14,123	748,297

		3,008,905

GERMANY - 1.2%
HeidelbergCement AG(1)	8,493	532,555

HONG KONG - 1.6%
Guoco Group Limited	53,250	707,004

IRELAND - 1.1%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	95,018	476,147

JAPAN - 4.9%
Credit Saison Co., Ltd.(1)	31,300	514,524
Daiwa Securities Group Inc.(1)	83,596	429,875
Kao Corporation(1)	7,200	193,901
Mitsubishi UFJ Financial Group, Inc.(1)	101,200	546,800
SANKYO CO., LTD.(1)	7,648	431,695

		2,116,795

NETHERLANDS - 0.3%
Koninklijke Ahold NV	9,298	122,709

SWITZERLAND - 9.6%
Adecco SA(1)	14,310	936,247
Novartis AG(1)	17,800	1,047,433
Panalpina Welttransport Holding AG(1)(5)	6,987	899,688
Pargesa Holding SA(1)	14,456	1,227,370

		4,110,738

UNITED KINGDOM - 16.7%
BAE Systems plc	88,089	453,220
Compass Group PLC	116,720	1,057,293
Diageo plc	64,859	1,198,291
Experian PLC	150,008	1,866,341
Home Retail Group plc	34,967	102,765
Lloyds Banking Group plc(5)	681,233	697,806
Royal Dutch Shell PLC, Class A	14,410	476,203
Unilever plc (DR)	42,215	1,303,599

		7,155,518

UNITED STATES - 50.3%
3M Company	6,999	604,014
Accenture plc, Class A	19,498	945,458
American Express Company	33,001	1,416,403
Arch Capital Group Ltd.(5)(6)	16,722	1,472,372
The Bank of New York Mellon Corporation	48,055	1,451,261
Becton, Dickinson and Company	11,789	996,406
The Chubb Corporation	21,042	1,254,945
Cintas Corporation	25,302	707,444
Google Inc., Class A(5)	899	533,979
Johnson & Johnson	21,907	1,354,948
Lockheed Martin Corporation	9,071	634,154
Marsh & McLennan Companies, Inc.	58,154	1,589,930
MasterCard Incorporated, Class A	4,812	1,078,417
Microsoft Corporation	13,962	389,819
Mohawk Industries, Inc.(5)	18,811	1,067,712
The Procter & Gamble Company	13,843	890,520
The Sherwin-Williams Company	3,685	308,619
Signet Jewelers Ltd.(5)	46,981	2,038,975
Tyco Electronics Ltd.	45,241	1,601,531
Wal-Mart Stores, Inc.	23,856	1,286,554

		21,623,461

Total common stocks and equity-linked securities (Cost $29,887,527)		40,055,740

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $3,003,010(7) (Cost $3,003,000)	$3,003,000	$3,003,000

Total investments - 100.2% (Cost $32,890,527)		43,058,740

Other assets less liabilities - (0.2%)		(107,293)

Total net assets - 100.0%(8)		$42,951,447

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $7,236,235 or 16.8% of total net assets.

(2)	Non-voting shares.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of restricted securities may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	8/26/09 - 10/21/10	$427,104	$476,147	1.1%

(5)	Non-income producing security.
(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.375%	11/15/2019	$3,006,131

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$6,959,048	16.2%
Consumer Staples	4,995,574	11.6
Energy	1,224,500	2.8
Financials	11,510,198	26.8
Healthcare	3,398,787	7.9
Industrials	6,577,255	15.3
Information Technology	4,549,204	10.6
Materials	841,174	2.0

Total common stocks	40,055,740	93.2
Short-term investments	3,003,000	7.0

Total investments	43,058,740	100.2
Other assets less liabilities	(107,293)	(0.2)

Total net assets	$42,951,447	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Investments
British pound	$5,375,716	12.5%
Euro	4,818,427	11.2
Hong Kong dollar	707,004	1.6
Japanese yen	2,116,795	4.9
Swiss franc	4,110,738	9.6
US dollar	25,930,060	60.2

Total investments	$43,058,740	100.0%

ARTISAN GROWTH OPPORTUNITIES FUND (FORMERLY ARTISAN OPPORTUNISTIC GROWTH FUND)

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 94.9%

CONSUMER DISCRETIONARY - 17.9%
Auto Components - 2.4%
BorgWarner Inc.(1)	34,300	$2,481,948

Distributors - 2.7%
Li & Fung Limited(2)	470,500	2,751,161

Hotels, Restaurants & Leisure - 7.6%
Ctrip.com International, Ltd. (DR)(1)(2)	31,000	1,253,950
Jubilant Foodworks Limited(1)(2)	91,400	1,281,624
Starbucks Corporation	97,752	3,140,772
Wynn Macau Limited(2)	997,200	2,227,176

		7,903,522
Textiles, Apparel & Luxury Goods - 5.2%
Compagnie Financiere Richemont SA(2)(3)	42,100	2,476,790
Polo Ralph Lauren Corporation, Class A	26,100	2,895,012

		5,371,802
ENERGY - 2.7%
Energy Equipment & Services - 2.7%
National Oilwell Varco, Inc.	41,300	2,777,425

FINANCIALS - 4.2%
Commercial Banks - 1.3%
HDFC BANK LIMITED (DR)(2)	7,825	1,307,636

Diversified Financial Services - 2.9%
IntercontinentalExchange, Inc.(1)	15,300	1,822,995
JPMorgan Chase & Co.	28,275	1,199,425

		3,022,420
HEALTHCARE - 14.9%
Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corporation(1)	29,800	2,409,032

Health Care Providers & Services - 1.3%
OdontoPrev SA(2)(3)	89,900	1,359,105

Health Care Technology - 3.8%
Cerner Corporation(1)	41,079	3,891,824

Life Sciences Tools & Services - 4.1%
Agilent Technologies, Inc.(1)	103,100	4,271,433

Pharmaceuticals - 3.4%
Allergan, Inc.	50,875	3,493,586

INDUSTRIALS - 20.3%
Aerospace & Defense - 4.2%
Precision Castparts Corp.	31,225	4,346,832

Air Freight & Logistics - 3.2%
C.H. Robinson Worldwide, Inc.	41,200	3,303,828

Electrical Equipment - 4.4%
ABB Limited (DR)(1)(2)	124,400	2,792,780
Emerson Electric Co.	30,300	1,732,251

		4,525,031
Machinery - 4.9%
Cummins Inc.	16,800	1,848,168
Hexagon AB(2)(3)	65,200	1,398,264
Rotork plc(2)	62,200	1,772,721

		5,019,153
Professional Services - 2.2%
IHS Inc.(1)	28,600	2,299,154

Trading Companies & Distributors - 1.4%
Mills Estruturas e Servicos de Engenharia SA(1)(2)(3)	121,100	1,502,779

INFORMATION TECHNOLOGY - 34.9%
Communications Equipment - 2.8%
Juniper Networks, Inc.(1)	77,900	2,876,068

Computers & Peripherals - 9.2%
Apple Inc.(1)	14,775	4,765,824
EMC Corporation(1)	207,100	4,742,590

		9,508,414
Electronic Equipment & Instruments - 3.7%
Trimble Navigation Limited(1)	95,400	3,809,322

Internet Software & Services - 7.0%
Google Inc., Class A(1)	12,130	7,204,856

IT Services - 1.3%
Visa Inc., Class A	19,646	1,382,685

Semiconductors & Semiconductor Equipment - 3.8%
ARM Holdings PLC(2)	359,400	2,371,920
Broadcom Corporation, Class A	36,625	1,595,019

		3,966,939
Software - 7.1%
Citrix Systems, Inc.(1)	49,500	3,386,295
Rovi Corporation(1)	42,200	2,616,822
Totvs SA(2)(3)	12,900	1,313,634

		7,316,751

Total common stocks (Cost $73,627,861)		98,102,706

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $5,378,018(4) (Cost $5,378,000)	$5,378,000	$5,378,000

Total investments - 100.1% (Cost $79,005,861)		103,480,706

Other assets less liabilities - (0.1%)		(108,409)

Total net assets - 100.0%(5)		$103,372,297

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ABB Limited (DR)	Switzerland	US dollar
ARM Holdings PLC	United Kingdom	British pound
Compagnie Financiere Richemont SA	Switzerland	Swiss franc
Ctrip.com International, Ltd. (DR)	China	US dollar
HDFC BANK LIMITED (DR)	India	US dollar
Hexagon AB	Sweden	Swedish krona
Jubilant Foodworks Limited	India	Indian rupee
Li & Fung Limited	Hong Kong	Hong Kong dollar
Mills Estruturas e Servicos de Engenharia SA	Brazil	Brazilian real
OdontoPrev SA	Brazil	Brazilian real
Rotork plc	United Kingdom	British pound
Totvs SA	Brazil	Brazilian real
Wynn Macau Limited	Hong Kong	Hong Kong dollar

(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $8,050,572 or 7.8% of total net assets.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$5,490,007

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$4,175,517	4.0%
British pound	4,144,641	4.0
Hong Kong dollar	4,978,337	4.8
Indian rupee	1,281,624	1.2
Swedish krona	1,398,264	1.4
Swiss franc	2,476,790	2.4
US dollar	85,025,533	82.2

Total investments	$103,480,706	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 99.5%

AUSTRALIA - 1.8%
Coca-Cola Amatil Limited	1,587,568	$17,634,088
Foster’s Group Limited	27,659,045	160,685,374

		178,319,462

BELGIUM - 1.1%
Anheuser-Busch InBev NV	1,976,588	113,048,256

CANADA - 2.7%
Canadian National Railway Company	741,984	49,319,676
Canadian Pacific Railway Limited	3,309,073	214,461,021

		263,780,697

CHINA - 8.6%
Baidu, Inc., Class A (DR)(1)	1,777,364	171,568,947
Beijing Enterprises Holdings Ltd.	8,458,353	52,179,141
China Construction Bank, H Shares	150,062,100	135,142,381
China Life Insurance Co., Limited, H Shares	22,575,531	92,070,339
China Merchants Holdings International Company Limited	12,922,265	51,038,691
China Overseas Land & Investment Limited	23,655,168	43,823,901
China Resources Land Limited	26,222,700	47,635,926
Ctrip.com International, Ltd. (DR)(1)	2,374,733	96,057,950
E-Commerce China Dangdang, Inc., Class A (DR)(1)	38,542	1,043,332
Huabao International Holdings Limited	83,175,359	136,970,538
Tencent Holdings Limited	1,242,300	27,330,344
Youku.com Inc., Class A (DR)(1)	33,036	1,156,590

		856,018,080

DENMARK - 0.4%
Danske Bank A/S(1)(2)	1,453,822	37,266,557

FRANCE - 11.0%
BNP Paribas	2,226,294	141,639,583
Compagnie de Saint-Gobain	1,951,549	100,402,409
LVMH Moet Hennessy Louis Vuitton SA	146,623	24,119,266
Natixis(1)	16,766,939	78,419,807
Pernod Ricard SA	2,960,307	278,334,169
Publicis Groupe	1,104,615	57,567,780
Renault SA(1)	1,194,755	69,449,969
Unibail-Rodamco	932,910	184,503,839
Vinci SA	2,958,458	160,823,791

		1,095,260,613

GERMANY - 12.4%
Adidas AG(2)	336,329	21,968,244
BASF AG(2)	1,391,728	111,026,032
Bayer AG(2)	4,075,713	301,183,930
Brenntag AG(1)(2)	405,640	41,388,746
Daimler AG(1)(2)	4,068,134	275,680,431
Linde AG(2)	1,361,119	206,601,105
Muenchener Rueckversicherungs-Gesellschaft AG(2)	633,080	96,024,575
Rhoen-Klinikum AG(2)	1,121,218	24,682,083
Siemens AG(2)	1,236,135	153,039,404

		1,231,594,550

HONG KONG - 19.5%
AIA Group Ltd.(1)	64,840,700	182,272,707
The Bank of East Asia, Ltd.	5,667,500	23,988,878
BOC Hong Kong (Holdings) Limited	22,583,412	77,284,731
Cheung Kong (Holdings) Limited	8,706,000	134,183,151
Galaxy Entertainment Group Limited(1)	10,218,100	11,542,162
Hang Seng Bank Limited	4,518,577	74,177,957
Henderson Land Development Company Limited	17,953,700	122,304,500
Hong Kong Exchanges & Clearing Limited	5,430,500	123,172,750
Hongkong Land Holdings Limited	7,361,926	53,153,106
Li & Fung Limited	25,690,899	150,222,746
New World Development Company Limited	29,614,811	55,703,033
NWS Holdings Limited	50,345,619	76,300,869
Sands China Ltd.(1)	176,892,225	391,435,039
Sino Land Company Limited	68,321,800	127,980,317
Sun Hung Kai Properties Limited	9,024,100	149,302,601
Wynn Macau Limited	82,909,272	185,172,005

		1,938,196,552

INDIA - 1.1%
Coal India Limited(1)	1,366,357	9,594,903
Housing Development Finance Corporation Ltd.	6,087,052	98,959,688

		108,554,591

ITALY - 1.2%
Intesa Sanpaolo(2)	42,098,169	114,166,211

JAPAN - 5.4%
CANON INC.(2)	1,383,200	70,909,292
HONDA MOTOR CO., LTD.(2)	3,896,000	153,984,069
MITSUI & CO., LTD.(2)	11,293,000	186,323,103
SOFTBANK Corp(2)	3,681,700	127,381,924

		538,598,388

NETHERLANDS - 6.5%
Akzo Nobel N.V.	1,924,134	119,523,167
ASML Holding N.V.	7,618,338	294,213,111
ING Groep N.V.(1)	14,904,930	144,999,085
TNT NV	3,276,408	86,470,709

		645,206,072

SINGAPORE - 1.9%
City Developments Limited	4,060,800	39,742,586
Genting Singapore PLC(1)	44,330,571	75,648,849
Oversea-Chinese Banking Corporation Limited	9,788,900	75,360,838

		190,752,273

SPAIN - 2.4%
Amadeus IT Holding SA(1)(2)	5,418,884	114,308,593
Industria de Diseno Textil, S.A.(2)	1,640,791	122,960,213

		237,268,806

SWEDEN - 1.1%
Sandvik AB(2)	5,441,550	105,963,666

SWITZERLAND - 7.9%
Adecco SA(2)	3,040,311	198,915,602
Nestle SA(2)	6,650,512	389,570,513
Roche Holding AG - Bearer Shares(2)	35,054	5,345,907
Swatch Group AG - Bearer Shares(2)	414,618	184,841,476

		778,673,498

TURKEY - 0.1%
Coca-Cola Icecek AS	738,938	9,763,170

UNITED KINGDOM - 13.9%
Experian PLC	20,332,696	252,971,509
Imperial Tobacco Group plc	6,038,087	185,267,062
Kingfisher PLC	52,640,977	216,178,981
Standard Chartered plc	1,698,825	45,702,227
Tesco plc	40,383,144	267,585,644
WPP plc	23,251,661	286,206,748
Xstrata plc	5,429,709	127,447,426

		1,381,359,597

UNITED STATES - 0.5%
Accenture plc, Class A	948,710	46,002,948

Total common stocks (Cost $7,951,880,706)		9,869,793,987

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $184,702,616(3) (Cost $184,702,000)	$184,702,000	$184,702,000

Total investments - 101.3% (Cost $8,136,582,706)		10,054,495,987

Other assets less liabilities - (1.3%)		(132,676,416)

Total net assets - 100.0%(4)		$9,921,819,571

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $3,043,531,676 or 30.7% of total net assets.

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$188,400,958

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,324,079,260	23.4%
Consumer Staples	1,421,888,276	14.3
Energy	9,594,903	0.1
Financials	2,498,981,274	25.2
Healthcare	331,211,920	3.4
Industrials	1,729,598,337	17.4
Information Technology	725,489,825	7.3
Materials	701,568,268	7.1
Telecommunication Services	127,381,924	1.3

Total common stocks	9,869,793,987	99.5
Short-term investments	184,702,000	1.8

Total investments	10,054,495,987	101.3
Other assets less liabilities	(132,676,416)	(1.3)

Total net assets	$9,921,819,571	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$178,319,462	1.8%
British pound	1,381,359,597	13.7
Danish krone	37,266,557	0.4
Euro	3,436,544,508	34.2
Hong Kong dollar	2,471,234,707	24.6
Indian rupee	108,554,591	1.1
Japanese yen	538,598,388	5.4
Singapore dollar	190,752,273	1.9
Swedish krona	105,963,666	1.0
Swiss franc	778,673,498	7.7
Turkish lira	9,763,170	0.1
US dollar	817,465,570	8.1

Total investments	$10,054,495,987	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 93.7%

AUSTRALIA - 2.1%
Domino’s Pizza Enterprises Limited	2,509,883	$16,095,773

AUSTRIA - 2.4%
Flughafen Wien AG(1)	265,273	18,233,507

BRAZIL - 0.5%
M Dias Branco SA(1)	147,600	3,512,155

CANADA - 1.7%
Finning International Inc.	474,068	12,916,124

CHINA - 16.6%
AMVIG Holdings Ltd	6,964,000	5,850,520
Beijing Enterprises Water Group Limited(2)	47,676,000	17,849,058
China Everbright International Limited	20,598,700	10,812,409
China Gas Holdings Ltd.(1)(3)	25,356,000	10,662,288
Hengan International Group Company Limited	1,658,550	14,307,042
Hengdeli Holdings Limited	6,992,000	4,164,903
Intime Department Store Group Company Limited	13,977,800	20,644,445
Longtop Financial Technologies Limited (DR)(2)	76,393	2,763,899
Maoye International Holdings Ltd.	5,245,000	2,382,005
New World Department Store China	11,048,000	9,096,748
REXLot Holdings Limited	141,725,000	14,951,433
Sany Heavy Equipment International Holdings Co Ltd.	910,400	1,351,639
Yingde Gases(2)	13,868,500	12,222,008

		127,058,397

EGYPT - 1.8%
Commercial International Bank Egypt SAE (DR)	1,609,364	13,438,189

FRANCE - 4.7%
Ipsos	331,204	15,720,722
Laurent-Perrier	71,882	7,684,473
Remy Cointreau SA	175,925	12,447,939

		35,853,134

GERMANY - 17.9%
Gerresheimer AG(1)(2)	523,984	23,101,554
GfK SE(1)	463,114	23,270,665
Sixt AG(1)	391,105	19,854,122
Tom Tailor Holding AG(1)(2)	30,779	657,818
Wacker Neuson SE(1)(2)	1,433,639	24,912,852
Wirecard AG(1)	3,281,043	44,945,903

		136,742,914

HONG KONG - 10.0%
Chow Sang Sang Holdings International Limited	2,914,800	7,125,000
Galaxy Entertainment Group Limited(2)	910,000	1,027,918
Man Wah Holdings Limited	5,844,100	9,608,841
Melco Crown Entertainment Limited (DR)(2)	1,187,062	7,549,714
Midland Holdings Limited	3,644,000	2,991,035
Shangri-La Asia Limited	5,622,000	15,261,450
SJM Holdings Limited	16,433,000	26,088,825
Sun Hung Kai & Co. Limited	4,498,512	3,258,365
VTech Holdings Limited	318,800	3,761,059

		76,672,207

IRELAND - 2.0%
Smurfit Kappa Group PLC(2)	1,571,958	15,334,434

ITALY - 7.2%
Bulgari S.p.A.(1)	1,167,875	12,628,694
Davide Campari - Milano S.p.A.(1)	4,321,374	28,137,429
Marr SpA(1)	1,265,279	14,673,444

		55,439,567

NETHERLANDS - 4.1%
Imtech NV	829,610	31,473,375

PHILIPPINES - 0.7%
Alliance Global Group, Inc.(1)	19,664,900	5,607,571

RUSSIA - 1.4%
Globaltrans Investment PLC (DR)	327,506	5,567,602
Pharmstandard(1)(2)	48,645	4,829,944

		10,397,546

SINGAPORE - 5.2%
City Developments Limited	1,043,000	10,207,722
Mandarin Oriental International Limited	3,261,000	6,750,270
SIA Engineering Company	4,609,700	15,193,853
Tiger Airways Holdings Limited(2)	5,362,000	7,771,317

		39,923,162

SWITZERLAND - 4.7%
Bank Sarasin & Cie AG, B Shares(1)	462,051	21,054,767
Schindler Holding AG, Participation Certificates(1)(4)	126,824	14,986,658

		36,041,425

TURKEY - 2.6%
Coca-Cola Icecek AS	1,512,423	19,982,791

UNITED KINGDOM - 7.8%
Aegis Group plc	7,952,310	17,419,809
Babcock International Group plc	2,327,156	20,717,405
Mothercare plc	2,278,282	21,774,175

		59,911,389

UNITED STATES - 0.3%
CEVA, Inc.(2)	123,316	2,527,978

Total common stocks (Cost $510,547,992)		717,161,638

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $60,711,202(5) (Cost $60,711,000)	$60,711,000	$60,711,000

Total investments - 101.6% (Cost $571,258,992)		777,872,638

Other assets less liabilities - (1.6%)		(11,938,262)

Total net assets - 100.0%(6)		$765,934,376

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $271,069,371 or 35.4% of total net assets.

(2)	Non-income producing security.
(3)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $10,662,288 or 1.4% of total net assets.

(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$61,929,953

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$232,219,208	30.3%
Consumer Staples	106,352,844	13.9
Financials	50,950,078	6.7
Healthcare	27,931,498	3.6
Industrials	183,790,863	24.0
Information Technology	53,998,839	7.1
Materials	33,406,962	4.4
Utilities	28,511,346	3.7

Total common stocks	717,161,638	93.7
Short-term investments	60,711,000	7.9

Total investments	777,872,638	101.6
Other assets less liabilities	(11,938,262)	(1.6)

Total net assets	$765,934,376	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$16,095,773	2.1%
Brazilian real	3,512,155	0.4
British pound	59,911,389	7.7
Canadian dollar	12,916,124	1.6
Euro	293,076,931	37.7
Hong Kong dollar	193,416,991	24.9
Philippine peso	5,607,571	0.7
Singapore dollar	33,172,892	4.3
Swiss franc	36,041,425	4.6
Turkish lira	19,982,791	2.6
US dollar	104,138,596	13.4

Total investments	$777,872,638	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 90.2%

BELGIUM - 0.9%
Groupe Bruxelles Lambert S.A.	423,836	$35,641,791

DENMARK - 1.0%
Carlsberg A/S, Class B(1)	391,418	39,171,640

FRANCE - 10.3%
Gemalto NV	1,015,285	43,204,916
Publicis Groupe	2,423,910	126,323,759
Societe Television Francaise 1	2,341,942	40,683,980
Sodexo	1,570,829	108,250,518
Total SA	1,848,498	97,941,358

		416,404,531

GERMANY - 2.2%
HeidelbergCement AG(1)	1,454,444	91,201,173

HONG KONG - 2.6%
Guoco Group Limited	7,991,800	106,107,678

IRELAND - 1.7%
ICON PLC (DR)(2)	203,449	4,455,533
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(3)(4)(5)	12,979,377	65,041,277

		69,496,810

JAPAN - 8.9%
Credit Saison Co., Ltd.(1)	4,576,959	75,238,213
Daiwa Securities Group Inc.(1)	11,065,131	56,900,063
Kao Corporation(1)	669,200	18,022,005
MEITEC CORPORATION(1)(2)	609,883	13,042,124
Mitsubishi UFJ Financial Group, Inc.(1)	12,885,900	69,624,586
Mitsubishi UFJ Financial Group, Inc.(1)(5)	3,654,200	19,744,229
SANKYO CO., LTD.(1)	1,203,238	67,917,276
SEINO HOLDINGS CO., LTD.(1)	2,025,800	13,914,791
Unihair Co., Ltd.(1)(6)	2,021,900	27,124,253

		361,527,540

KOREA - 0.5%
Lotte Chilsung Beverage Co., Ltd.(1)(2)	23,912	20,230,369

NETHERLANDS - 0.3%
Koninklijke Ahold NV	878,911	11,599,250

SWITZERLAND - 15.0%
Adecco SA(1)	2,183,666	142,868,686
Givaudan SA(1)	26,729	28,860,372
Nestle SA(1)	1,131,494	66,280,115
Novartis AG(1)	2,183,129	128,465,294
Panalpina Welttransport Holding AG(1)(2)	727,939	93,733,824
Pargesa Holding SA(1)	1,528,039	129,736,349
Tamedia AG(1)	138,964	18,429,945

		608,374,585

UNITED KINGDOM - 28.6%
BAE Systems plc	6,947,416	35,744,646
Brit Insurance Holdings PLC(2)	2,134,591	34,678,168
Carpetright PLC	2,277,218	28,367,766
Compass Group PLC	19,164,882	173,602,524
Diageo plc	5,816,012	107,452,716
Experian PLC	17,678,720	219,951,770
Home Retail Group plc	2,501,602	7,351,963
Lancashire Holdings Ltd	4,867,484	41,966,564
Lloyds Banking Group plc(2)	70,830,497	72,553,674
Qinetiq Group PLC(6)	47,520,930	96,316,798
Reed Elsevier PLC	12,893,684	108,855,214
Royal Dutch Shell PLC, Class A	2,505,427	82,796,087
Savills Plc(6)	9,564,422	57,589,692
Unilever plc (DR)	2,933,398	90,583,330

		1,157,810,912

UNITED STATES - 18.2%
Accenture plc, Class A	2,314,534	112,231,754
Arch Capital Group Ltd.(2)(6)	1,536,946	135,328,095
Covidien plc	3,290,923	150,263,544
Signet Jewelers Ltd.(2)	3,998,103	173,517,670
Tyco Electronics Ltd.	4,648,302	164,549,891

		735,890,954

Total common stocks and equity-linked securities (Cost $2,861,531,173)		3,653,457,233

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $347,248,157(7) (Cost $347,247,000)	$347,247,000	$347,247,000

Total investments - 98.8% (Cost $3,208,778,173)		4,000,704,233
Other assets less liabilities - 1.2%		48,773,164

Total net assets - 100.0%(8)		$4,049,477,397

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $1,185,546,584 or 29.3% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers. The shares of Mitsubishi UFG Financial Group, Inc., were acquired in a private placement and are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	11/11/08-12/21/10	$52,200,296	$65,041,277	1.6%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	17,639,402	19,744,229	0.5

			$84,785,506	2.1%

(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$354,192,977

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$853,300,615	21.1%
Consumer Staples	380,463,678	9.4
Energy	180,737,445	4.4
Financials	835,109,102	20.6
Healthcare	283,184,371	7.0
Industrials	680,613,916	16.8
Information Technology	319,986,561	7.9
Materials	120,061,545	3.0

Total common stocks	3,653,457,233	90.2
Short-term investments	347,247,000	8.6

Total investments	4,000,704,233	98.8
Other assets less liabilities	48,773,164	1.2

Total net assets	$4,049,477,397	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2010

(Unaudited)

	Value	Percentage of Total Investments
British pound	$984,431,495	24.6%
Danish krone	39,171,640	1.0
Euro	702,684,109	17.6
Hong Kong dollar	106,107,678	2.7
Japanese yen	361,527,540	9.0
Korean won	20,230,369	0.5
Swiss franc	608,374,585	15.2
US dollar	1,178,176,817	29.4

Total investments	$4,000,704,233	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 20.0%
Auto Components - 2.8%
BorgWarner Inc.(1)	2,229,899	$161,355,492

Automobiles - 0.2%
Tesla Motors, Inc.(1)	372,300	9,914,349

Distributors - 1.4%
LKQ Corporation(1)	3,587,901	81,517,111

Hotels, Restaurants & Leisure - 6.3%
Chipotle Mexican Grill, Inc., Class A(1)	262,200	55,759,452
Ctrip.com International, Ltd. (DR)(1)(2)	1,776,300	71,851,335
Home Inns & Hotels Management, Inc. (DR)(1)(2)	860,300	35,237,888
Starbucks Corporation	319,383	10,261,776
Starwood Hotels & Resorts Worldwide, Inc.	1,844,622	112,116,125
Wynn Resorts, Limited	692,700	71,929,968

		357,156,544

Household Durables - 0.6%
Garmin Ltd.	1,025,100	31,767,849

Internet & Catalog Retail - 0.5%
Netflix, Inc.(1)	159,000	27,936,300

Specialty Retail - 0.7%
Dick’s Sporting Goods, Inc., Class A(1)	627,200	23,520,000
O’Reilly Automotive, Inc.(1)	311,400	18,814,788

		42,334,788

Textiles, Apparel & Luxury Goods - 7.5%
Coach, Inc.	2,250,900	124,497,279
Fossil, Inc.(1)	1,528,200	107,707,536
lululemon athletica inc.(1)	1,077,700	73,736,234
Polo Ralph Lauren Corporation, Class A	1,125,900	124,884,828

		430,825,877

ENERGY - 5.1%
Energy Equipment & Services - 5.1%
Cameron International Corporation(1)	2,330,600	118,231,338
Core Laboratories N.V.	403,000	35,887,150
Dresser-Rand Group Inc.(1)	1,863,596	79,370,554
Helmerich & Payne, Inc.	1,139,200	55,228,416

		288,717,458

FINANCIALS - 7.1%
Capital Markets - 1.1%
Ares Capital Corporation	2,865,100	47,216,848
Greenhill & Co., Inc.	171,900	14,040,792

		61,257,640

Commercial Banks - 2.8%
Comerica Incorporated	1,003,200	42,375,168
FirstMerit Corporation	3,347,000	66,237,130
HDFC BANK LIMITED (DR)(2)	303,548	50,725,906

		159,338,204

Diversified Financial Services - 3.2%
CME Group Inc., Class A	341,181	109,774,987
MSCI Inc.(1)	1,839,500	71,666,920

		181,441,907

HEALTHCARE - 15.6%
Biotechnology - 1.3%
Incyte Corporation(1)	1,280,800	21,210,048
Regeneron Pharmaceuticals, Inc.(1)	1,704,700	55,965,301

		77,175,349

Health Care Equipment & Supplies - 2.6%
Edwards Lifesciences Corporation(1)	1,428,200	115,455,688
Intuitive Surgical, Inc.(1)	65,612	16,911,493
Masimo Corporation	580,000	16,860,600

		149,227,781

Health Care Technology - 5.0%
athenahealth, Inc.(1)(3)	1,717,300	70,374,954
Cerner Corporation(1)	2,300,000	217,902,000

		288,276,954
Life Sciences Tools & Services - 4.2%
Agilent Technologies, Inc.(1)	4,050,700	167,820,501
Illumina, Inc.(1)	1,121,496	71,035,557

		238,856,058
Pharmaceuticals - 2.5%
Allergan, Inc.	2,098,461	144,101,317

INDUSTRIALS - 20.5%
Aerospace & Defense - 2.9%
Precision Castparts Corp.	1,204,720	167,709,071

Air Freight & Logistics - 3.8%
C.H. Robinson Worldwide, Inc.	1,632,602	130,918,354
Expeditors International of Washington, Inc.	1,559,627	85,155,634

		216,073,988
Electrical Equipment - 5.7%
Cooper Industries plc	2,809,900	163,789,071
Regal Beloit Corporation	477,500	31,877,900
Roper Industries, Inc.	1,673,554	127,909,732

		323,576,703
Machinery - 5.4%
Cummins Inc.	996,300	109,602,963
Gardner Denver, Inc.	1,467,900	101,020,878
PACCAR Inc	1,686,606	96,844,917

		307,468,758
Professional Services - 2.7%
IHS Inc.(1)	1,380,000	110,938,200
Verisk Analytics, Inc., Class A(1)	1,314,300	44,791,344

		155,729,544

INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 2.1%
Juniper Networks, Inc.(1)	3,253,027	120,101,757

Computers & Peripherals - 1.4%
NetApp, Inc.(1)	1,493,875	82,103,370

Electronic Equipment & Instruments - 2.8%
Trimble Navigation Limited(1)	3,967,699	158,430,221

Internet Software & Services - 2.4%
GSI Commerce, Inc.(1)(3)	3,171,800	73,585,760
MercadoLibre, Inc.(1)	867,600	57,825,540
OpenTable, Inc.(1)	60,800	4,285,184

		135,696,484
IT Services - 1.6%
Booz Allen Hamilton Holding Corporation, Class A(1)	706,200	13,721,466
Cognizant Technology Solutions Corporation, Class A(1)	709,700	52,013,913
Teradata Corporation(1)	644,300	26,519,388

		92,254,767
Semiconductors & Semiconductor Equipment - 5.3%
ARM Holdings PLC (DR)(2)	4,134,703	85,795,087
Broadcom Corporation, Class A	1,936,719	84,344,112
Cree, Inc.(1)	1,050,711	69,231,348
First Solar, Inc.(1)	214,000	27,849,960
Varian Semiconductor Equipment Associates, Inc.(1)	930,900	34,415,373

		301,635,880
Software - 12.4%
ANSYS, Inc.(1)	2,006,400	104,473,248
Autodesk, Inc.(1)	561,237	21,439,253
Blackboard Inc.(1)	1,423,800	58,802,940
Citrix Systems, Inc.(1)	1,836,560	125,639,070
Concur Technologies, Inc.(1)	709,700	36,854,721
Red Hat, Inc.(1)	1,694,988	77,376,202
Rovi Corporation(1)	1,330,600	82,510,506
salesforce.com, inc.(1)	561,135	74,069,820
VanceInfo Technologies Inc. (DR)(1)(2)	968,600	33,455,444
VMware, Inc., Class A(1)	1,053,002	93,622,408

		708,243,612

Total common stocks (Cost $3,453,259,294)		5,500,225,133

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $207,974,693(4) (Cost $207,974,000)	$207,974,000	$207,974,000

Total investments - 99.9% (Cost $3,661,233,294)		5,708,199,133

Other assets less liabilities - 0.1%		3,743,673

Total net assets - 100.0%(5)		$5,711,942,806

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings PLC (DR)	United Kingdom	US dollar
Ctrip.com International, Ltd. (DR)	China	US dollar
HDFC BANK LIMITED (DR)	India	US dollar
Home Inns & Hotels Management, Inc. (DR)	China	US dollar
VanceInfo Technologies Inc. (DR)	China	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$212,137,769

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 1.7%
H&R Block, Inc.	8,980,500	$106,957,755

Household Durables - 1.3%
Mohawk Industries, Inc.(1)	1,428,500	81,081,660

Leisure Equipment & Products - 1.7%
Mattel, Inc.	4,315,000	109,730,450

Media - 1.7%
Omnicom Group Inc.	2,381,100	109,054,380

CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 3.5%
The Kroger Co.	6,841,900	152,984,884
Sysco Corporation	2,225,100	65,417,940

		218,402,824
Food Products - 2.3%
Campbell Soup Company	2,260,500	78,552,375
H.J. Heinz Company	1,339,100	66,231,886

		144,784,261
ENERGY - 9.8%
Energy Equipment & Services - 3.7%
Nabors Industries Ltd.(1)	5,357,500	125,686,950
Pride International, Inc.(1)	3,232,700	106,679,100

		232,366,050
Oil, Gas & Consumable Fuels - 6.1%
Cimarex Energy Co.	1,715,590	151,881,183
Range Resources Corporation	2,700,700	121,477,486
Southwestern Energy Company(1)	2,981,000	111,578,830

		384,937,499
FINANCIALS - 17.3%
Insurance - 16.0%
Alleghany Corporation(1)(2)	560,601	171,751,328
Allied World Assurance Company Holdings, Ltd	1,569,000	93,261,360
The Allstate Corporation	4,270,600	136,146,728
Aon Corporation	3,339,128	153,633,279
Arch Capital Group Ltd.(1)(2)	1,323,473	116,531,798
Fidelity National Financial, Inc.	8,990,581	122,991,148
The Progressive Corporation	6,542,700	130,003,449
W. R. Berkley Corporation	3,238,300	88,664,654

		1,012,983,744
Real Estate Investment Trusts (REITS) - 1.3%
Annaly Capital Management, Inc.	4,768,400	85,449,728

HEALTHCARE - 3.5%
Health Care Equipment & Supplies - 1.0%
Stryker Corporation	1,172,600	62,968,620

Health Care Providers & Services - 2.5%
CIGNA Corporation	3,328,050	122,006,313
Quest Diagnostics Incorporated	682,500	36,834,525

		158,840,838
INDUSTRIALS - 20.4%
Aerospace & Defense - 4.6%
L-3 Communications Holdings, Inc.	2,095,400	147,704,746
Rockwell Collins, Inc.	1,181,553	68,837,278
Spirit AeroSystems Holdings, Inc., Class A(1)	3,524,400	73,342,764

		289,884,788
Commercial Services & Supplies - 1.7%
Cintas Corporation	3,804,500	106,373,820

Construction & Engineering - 2.2%
Jacobs Engineering Group Inc.(1)	3,047,900	139,746,215

Electrical Equipment - 3.4%
Acuity Brands, Inc.	1,021,815	58,928,071
Hubbell Inc., Class B	2,635,900	158,496,667

		217,424,738
Machinery - 1.1%
Flowserve Corporation	569,500	67,895,790

Professional Services - 6.2%
The Dun & Bradstreet Corporation	416,100	34,157,649
Equifax Inc.	3,987,700	141,962,120
Manpower Inc.	1,489,300	93,468,468
Towers Watson & Co., Class A	2,386,800	124,256,808

		393,845,045
Road & Rail - 1.2%
Ryder System, Inc.	1,429,500	75,248,880

INFORMATION TECHNOLOGY - 23.5%
Computers & Peripherals - 1.7%
Lexmark International, Inc.(1)(2)	3,162,800	110,128,696

Electronic Equipment & Instruments - 7.4%
Arrow Electronics, Inc.(1)(2)	4,584,000	157,002,000
Avnet, Inc.(1)	4,657,810	153,847,464
Ingram Micro Inc.(1)(2)	8,219,600	156,912,164

		467,761,628
Internet Software & Services - 0.2%
Open Text Corporation(1)(3)	283,500	13,058,010

IT Services - 6.0%
SAIC, Inc.(1)	7,408,700	117,501,982
Total System Services, Inc.	7,488,000	115,165,440
The Western Union Company	7,846,700	145,713,219

		378,380,641
Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices, Inc.	4,063,100	153,056,977
Applied Materials, Inc.	10,464,000	147,019,200
National Semiconductor Corporation	7,306,800	100,541,568

		400,617,745
Software - 1.9%
SYNOPSYS, INC.(1)	4,411,000	118,700,010

UTILITIES - 8.6%
Electrical Utilities - 1.1%
Westar Energy, Inc.	2,894,100	72,815,556

Multi-Utilities - 5.6%
DTE Energy Company	396,900	17,987,508
OGE Energy Corp.	2,627,500	119,656,350
SCANA Corporation	2,506,800	101,776,080
Xcel Energy Inc.	4,759,800	112,093,290

		351,513,228
Water Utilities - 1.9%
American Water Works Company, Inc.	4,766,100	120,534,669

Total common stocks (Cost $5,091,197,873)		6,031,487,268

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $264,467,882(4) (Cost $264,467,000)	$264,467,000	$264,467,000

Total investments - 99.5% (Cost $5,355,664,873)		6,295,954,268

Other assets less liabilities - 0.5%		29,747,635

Total net assets - 100.0%(5)		$6,325,701,903

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	The Fund considers the company to be from Canada. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$269,757,088

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 13.2%
Automobiles - 0.2%
Tesla Motors, Inc.(1)	20,500	$545,915

Distributors - 3.0%
LKQ Corporation(1)	401,600	9,124,352

Diversified Consumer Services - 0.6%
K12 Inc.(1)	61,100	1,751,126

Hotels, Restaurants & Leisure - 1.2%
BJ’s Restaurants, Inc.(1)	30,600	1,084,158
Home Inns & Hotels Management, Inc. (DR)(1)(2)	59,300	2,428,928

		3,513,086
Internet & Catalog Retail - 0.5%
MakeMyTrip Limited(1)(2)	25,400	686,562
Mecox Lane Limited (DR)(1)(2)	101,300	750,633

		1,437,195
Specialty Retail - 4.4%
Hibbett Sports, Inc.(1)	64,950	2,396,655
Monro Muffler Brake, Inc.	190,500	6,589,395
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	124,900	4,246,600

		13,232,650
Textiles, Apparel & Luxury Goods - 3.3%
Iconix Brand Group, Inc.(1)	232,900	4,497,299
lululemon athletica inc.(1)	60,200	4,118,884
Vera Bradley, Inc.(1)	37,600	1,240,800

		9,856,983

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.6%
The Fresh Market, Inc.(1)	46,400	1,911,680

Food Products - 1.5%
TreeHouse Foods, Inc.(1)	87,200	4,455,048

ENERGY - 4.3%
Energy Equipment & Services - 3.4%
Core Laboratories N.V.	53,000	4,719,650
Dril-Quip, Inc.(1)	72,600	5,642,472

		10,362,122
Oil, Gas & Consumable Fuels - 0.9%
Comstock Resources, Inc.(1)	112,000	2,750,720

FINANCIALS - 8.6%
Capital Markets - 3.9%
Ares Capital Corporation	602,361	9,926,909
Greenhill & Co., Inc.	24,200	1,976,656

		11,903,565
Commercial Banks - 2.8%
FirstMerit Corporation	258,500	5,115,715
MB Financial, Inc.	196,900	3,410,308

		8,526,023
Consumer Finance - 0.4%
Green Dot Corporation, Class A(1)	20,100	1,140,474

Insurance - 1.5%
Reinsurance Group of America, Incorporated	82,700	4,441,817

HEALTHCARE - 16.0%
Biotechnology - 4.7%
Cepheid(1)	340,900	7,755,475
Incyte Corporation(1)	137,300	2,273,688
Regeneron Pharmaceuticals, Inc.(1)	129,800	4,261,334

		14,290,497
Health Care Equipment & Supplies - 4.5%
Align Technology, Inc.(1)	66,800	1,305,272
DexCom Inc.(1)	77,600	1,059,240
HeartWare International, Inc.(1)	25,700	2,250,549
Masimo Corporation	239,600	6,965,172
NxStage Medical, Inc.(1)	75,700	1,883,416

		13,463,649
Health Care Providers & Services - 3.5%
Catalyst Health Solutions, Inc.(1)	85,000	3,951,650
Health Management Associates, Inc.(1)	81,200	774,648
HMS Holdings Corp.(1)	81,400	5,272,278
PSS World Medical, Inc.(1)	27,600	623,760

		10,622,336
Health Care Technology - 2.9%
athenahealth, Inc.(1)(3)	172,200	7,056,756
Quality Systems, Inc.	25,200	1,759,464

		8,816,220
Life Sciences Tools & Services - 0.4%
Pacific Biosciences of California, Inc.(1)	76,600	1,218,706

INDUSTRIALS - 19.0%
Aerospace & Defense - 3.5%
Hexcel Corporation(1)	263,800	4,772,142
MOOG INC., Class A(1)	149,200	5,938,160

		10,710,302
Commercial Services & Supplies - 0.3%
EnerNOC, Inc.(1)	36,600	875,106

Electrical Equipment - 6.5%
Acuity Brands, Inc.	157,500	9,083,025
Regal Beloit Corporation	93,300	6,228,708
Thomas & Betts Corporation(1)	92,900	4,487,070

		19,798,803
Machinery - 7.7%
IDEX Corporation	233,800	9,146,256
The Middleby Corporation(1)	61,500	5,191,830
Robbins & Myers, Inc.	248,700	8,898,486

		23,236,572
Road & Rail - 1.0%
Old Dominion Freight Line, Inc.(1)	97,950	3,133,421

INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 0.9%
Riverbed Technology, Inc.(1)	80,800	2,841,736

Computers & Peripherals - 0.5%
Stratasys, Inc.(1)	46,400	1,514,496

Electronic Equipment & Instruments - 3.3%
Aeroflex Holding Corp.(1)	176,200	2,898,490
Brightpoint, Inc.(1)	421,900	3,683,187
Elster Group SE (DR)(1)(2)	111,000	1,875,900
Universal Display Corporation(1)	53,000	1,624,450

		10,082,027
Internet Software & Services - 5.7%
Constant Contact, Inc.(1)	64,200	1,989,558
GSI Commerce, Inc.(1)(3)	292,200	6,779,040
LogMeIn, Inc.(1)	103,200	4,575,888
MercadoLibre, Inc.(1)	25,500	1,699,575
OpenTable, Inc.(1)	33,200	2,339,936

		17,383,997
IT Services - 0.2%
Booz Allen Hamilton Holding Corporation, Class A(1)	38,200	742,226

Semiconductors & Semiconductor Equipment - 5.6%
Atheros Communications, Inc.(1)	153,600	5,517,312
Microsemi Corporation(1)	222,300	5,090,670
Nanometrics Incorporated(1)	157,500	2,020,725
Varian Semiconductor Equipment Associates, Inc.(1)	113,800	4,207,186

		16,835,893
Software - 16.1%
ANSYS, Inc.(1)	118,100	6,149,467
Blackboard Inc.(1)	106,200	4,386,060
CommVault Systems, Inc.(1)	301,100	8,617,482
Concur Technologies, Inc.(1)	95,100	4,938,543
Informatica Corporation(1)	223,500	9,840,705
NetSuite Inc.(1)	93,300	2,332,500
Quest Software, Inc.(1)	91,500	2,538,210
RealD Inc.(1)	48,100	1,246,752
Rovi Corporation(1)	109,200	6,771,492
VanceInfo Technologies Inc. (DR)(1)(2)	52,100	1,799,534

		48,620,745

UTILITIES - 1.3%
Electrical Utilities - 1.3%
ITC Holdings Corp.	64,200	3,979,116

Total common stocks (Cost $184,409,166)		293,118,604

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $10,965,037(4) (Cost $10,965,000)	$10,965,000	$10,965,000

Total investments - 100.4% (Cost $195,374,166)		304,083,604

Other assets less liabilities - (0.4%)		(1,194,860)

Total net assets - 100.0%(5)		$302,888,744

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Elster Group SE (DR)	Germany	US dollar
Home Inns & Hotels Management, Inc. (DR)	China	US dollar
MakeMyTrip Limited	India	US dollar
Mecox Lane Limited (DR)	China	US dollar
VanceInfo Technologies Inc. (DR)	China	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$11,186,017

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 93.2%

CONSUMER DISCRETIONARY - 7.7%
Diversified Consumer Services - 1.9%
Coinstar, Inc.(1)	231,200	$13,048,928
Matthews International Corporation	1,262,413	44,159,207

		57,208,135
Hotels, Restaurants & Leisure - 1.0%
Jack in the Box Inc.(1)	1,479,708	31,266,230
Papa John’s International, Inc.(1)	27,700	767,290

		32,033,520
Internet & Catalog Retail - 0.5%
PetMed Express, Inc.	817,700	14,563,237

Media - 2.1%
Arbitron Inc.	586,600	24,355,632
Meredith Corporation	1,185,855	41,089,876

		65,445,508
Specialty Retail - 2.2%
Rent-A-Center, Inc.	2,144,162	69,213,549

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.6%
Ruddick Corporation	486,705	17,930,212

Food Products - 0.7%
Cal-Maine Foods, Inc.	707,600	22,346,008

Tobacco - 1.3%
Universal Corporation	972,386	39,576,110

ENERGY - 12.1%
Energy Equipment & Services - 6.9%
Atwood Oceanics, Inc.(1)	671,125	25,079,941
Cal Dive International, Inc.(1)	3,519,479	19,955,446
GulfMark Offshore, Inc.(1)	595,400	18,100,160
Parker Drilling Company(1)	3,953,147	18,065,882
Patterson-UTI Energy, Inc.	2,827,931	60,941,913
Superior Energy Services, Inc.(1)	1,392,025	48,706,955
Tidewater Inc.	425,200	22,892,768

		213,743,065
Oil, Gas & Consumable Fuels - 5.2%
Comstock Resources, Inc.(1)	1,664,790	40,887,242
Forest Oil Corporation(1)	1,469,990	55,815,520
Penn Virginia Corporation	1,569,900	26,405,718
World Fuel Services Corporation	1,007,600	36,434,816

		159,543,296

FINANCIALS - 5.9%
Consumer Finance - 0.2%
The Student Loan Corporation	232,375	7,538,245

Diversified Financial Services - 1.1%
PICO Holdings, Inc.(1)	1,105,390	35,151,402

Insurance - 4.0%
Allied World Assurance Company Holdings, Ltd	329,455	19,582,805
Alterra Capital Holdings Limited	895,175	19,371,587
Aspen Insurance Holdings Limited	331,225	9,479,660
Endurance Specialty Holdings Ltd.	633,423	29,181,798
Platinum Underwriters Holdings, Ltd.	818,900	36,825,933
Stewart Information Services Corporation	418,107	4,820,774
Willis Group Holdings Limited	72,179	2,499,559

		121,762,116
Real Estate Investment Trusts (REITS) - 0.6%
Pebblebrook Hotel Trust	904,794	18,385,414

HEALTHCARE - 2.7%
Biotechnology - 0.5%
Enzon Pharmaceuticals, Inc.(1)	1,175,800	14,309,486

Health Care Equipment & Supplies - 1.6%
CONMED Corporation(1)(2)	1,574,059	41,602,379
Immucor, Inc.(1)	346,500	6,871,095

		48,473,474
Health Care Providers & Services - 0.6%
AMN Healthcare Services, Inc.(1)	1,166,716	7,163,636
Cross Country Healthcare, Inc.(1)	1,201,926	10,180,313

		17,343,949

INDUSTRIALS - 22.4%
Aerospace & Defense - 1.8%
Spirit AeroSystems Holdings, Inc., Class A(1)	1,912,579	39,800,769
Teledyne Technologies Incorporated(1)	364,072	16,008,246

		55,809,015
Building Products - 1.0%
Quanex Building Products Corporation	1,659,226	31,475,517

Commercial Services & Supplies - 1.8%
Quad/Graphics, Inc., Class A(1)	73,600	3,036,736
Sykes Enterprises, Incorporated(1)(2)	2,548,994	51,642,619

		54,679,355
Construction & Engineering - 4.9%
Comfort Systems USA, Inc.(2)	2,815,126	37,075,209
EMCOR Group, Inc.(1)	1,951,862	56,564,961
Granite Construction Incorporated	1,420,662	38,968,759
ORION MARINE GROUP, INC.(1)(2)	1,549,600	17,975,360

		150,584,289
Electrical Equipment - 1.7%
Acuity Brands, Inc.	248,299	14,319,403
Woodward Governor Company	1,038,233	38,996,032

		53,315,435
Machinery - 3.5%
Astec Industries, Inc.(1)	1,066,281	34,558,167
IDEX Corporation	816,762	31,951,729
Kaydon Corporation	237,900	9,687,288
Mueller Industries, Inc.	968,924	31,683,815

		107,880,999
Marine - 1.2%
Kirby Corporation(1)	836,502	36,847,913

Professional Services - 5.3%
CRA International, Inc.(1)(2)	625,800	14,712,558
FTI Consulting, Inc.(1)	1,433,265	53,432,119
School Specialty, Inc.(1)(2)	1,769,253	24,645,694
Towers Watson & Co., Class A	902,287	46,973,061
TrueBlue, Inc.(1)	1,309,188	23,552,292

		163,315,724
Road & Rail - 1.2%
Ryder System, Inc.	723,064	38,062,089

INFORMATION TECHNOLOGY - 28.1%
Computers & Peripherals - 3.8%
Diebold, Incorporated	1,498,766	48,035,450
Intermec, Inc.(1)	2,258,319	28,590,319
Lexmark International, Inc.(1)(2)	1,145,187	39,875,411

		116,501,180
Electronic Equipment & Instruments - 5.1%
Anixter International Inc.	608,099	36,321,753
Arrow Electronics, Inc.(1)(2)	1,504,847	51,541,010
Benchmark Electronics, Inc.(1)	1,343,101	24,390,714
Orbotech, Ltd.(1)(2)(3)	2,045,087	26,749,738
RadiSys Corporation(1)(2)	1,878,497	16,718,623

		155,721,838
Internet Software & Services - 1.4%
EarthLink, Inc.	3,122,040	26,849,544
Monster Worldwide, Inc.(1)	621,856	14,694,457

		41,544,001
IT Services - 5.1%
CACI International Inc(1)	921,350	49,200,090
Jack Henry and Associates, Inc.	762,320	22,221,628
ManTech International Corporation, Class A(1)	752,368	31,095,370
MAXIMUS, Inc.	302,441	19,834,081
SRA International, Inc., Class A(1)	1,630,653	33,346,854

		155,698,023
Semiconductors & Semiconductor Equipment - 4.3%
Lattice Semiconductor Corporation(1)	968,400	5,868,504
LTX-Credence Corporation(1)	1,492,162	11,041,999
Rudolph Technologies, Inc.(1)(2)	2,819,378	23,203,481
Ultra Clean Holdings, Inc.(1)(2)	1,558,796	14,512,391
Ultratech, Inc.(1)(2)	1,944,953	38,665,666
Varian Semiconductor Equipment Associates, Inc.(1)	1,051,846	38,886,747

		132,178,788
Software - 8.4%
Fair Isaac Corporation	1,135,166	26,528,829
Lawson Software, Inc.(1)	6,278,769	58,078,613
Manhattan Associates, Inc.(1)(2)	1,564,924	47,792,779
MicroStrategy Incorporated, Class A(1)	580,771	49,638,497
Progress Software Corporation(1)	1,058,149	44,780,866
Websense, Inc.(1)	1,619,237	32,789,549

		259,609,133

MATERIALS - 4.1%
Chemicals - 3.8%
H.B. Fuller Company(2)	2,467,333	50,629,673
Minerals Technologies Inc.	201,700	13,193,197
Sensient Technologies Corporation	1,408,515	51,734,756

		115,557,626
Construction Materials - 0.3%
Eagle Materials Inc.	361,419	10,210,087

UTILITIES - 7.6%
Electrical Utilities - 5.8%
ALLETE, Inc.	1,196,187	44,569,928
Cleco Corporation	1,664,071	51,186,824
The Empire District Electric Company	129,991	2,885,800
IDACORP, Inc.	753,597	27,868,017
Portland General Electric Company	2,449,880	53,162,396

		179,672,965
Multi-Utilities - 1.8%
NorthWestern Corporation	1,359,648	39,198,652
Vectren Corporation	622,416	15,796,918

		54,995,570

Total common stocks (Cost $2,373,031,147)		2,868,226,273

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $210,550,702(4) (Cost $210,550,000)	$210,550,000	$210,550,000

Total investments - 100.1% (Cost $2,583,581,147)		3,078,776,273

Other assets less liabilities - (0.1%)		(1,911,721)

Total net assets - 100.0%(5)		$3,076,864,552

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	The Fund considers the company to be from Israel. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	214,764,320

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN VALUE FUND (FORMERLY ARTISAN OPPORTUNISTIC VALUE FUND)

Schedule of Investments - December 31, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 2.3%
Diversified Consumer Services - 2.3%
H&R Block, Inc.	590,100	$7,028,091

CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 4.4%
Wal-Mart Stores, Inc.	244,300	13,175,099

ENERGY - 15.0%
Energy Equipment & Services - 2.5%
Nabors Industries Ltd.(1)	325,300	7,631,538

Oil, Gas & Consumable Fuels - 12.5%
Apache Corporation	111,900	13,341,837
Chesapeake Energy Corporation	325,300	8,428,523
Exxon Mobil Corporation	219,800	16,071,776

		37,842,136

FINANCIALS - 20.2%
Capital Markets - 4.3%
The Bank of New York Mellon Corporation	435,800	13,161,160

Insurance - 14.5%
The Allstate Corporation	195,450	6,230,946
Arch Capital Group Ltd.(1)(2)	91,300	8,038,965
Berkshire Hathaway Inc., Class B(1)	87,400	7,001,614
The Chubb Corporation	159,400	9,506,616
Fidelity National Financial, Inc.	435,800	5,961,744
The Progressive Corporation	369,000	7,332,030

		44,071,915
Real Estate Investment Trusts (REITS) - 1.4%
Annaly Capital Management, Inc.	237,800	4,261,376

HEALTHCARE - 13.0%
Health Care Equipment & Supplies - 4.1%
Baxter International Inc.	246,800	12,493,016

Health Care Providers & Services - 2.5%
CIGNA Corporation	203,100	7,445,646

Pharmaceuticals - 6.4%
Johnson & Johnson	142,700	8,825,995
Pfizer Inc.	609,000	10,663,590

		19,489,585

INDUSTRIALS - 9.8%
Aerospace & Defense - 7.5%
L-3 Communications Holdings, Inc.	86,100	6,069,189
Lockheed Martin Corporation	111,900	7,822,929
Raytheon Company	189,000	8,758,260

		22,650,378
Construction & Engineering - 2.3%
Jacobs Engineering Group Inc.(1)	151,700	6,955,445

INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 4.0%
Cisco Systems, Inc.(1)	599,100	12,119,793

Computers & Peripherals - 1.9%
Hewlett-Packard Company	138,900	5,847,690

Electronic Equipment & Instruments - 3.6%
Ingram Micro Inc.(1)(2)	573,400	10,946,206

IT Services - 12.3%
Accenture plc, Class A	288,000	13,965,120
International Business Machines Corporation	60,400	8,864,304
Total System Services, Inc.	414,000	6,367,320
The Western Union Company	441,000	8,189,370

		37,386,114
Semiconductors & Semiconductor Equipment - 6.6%
Applied Materials, Inc.	731,500	10,277,575
Texas Instruments Incorporated	298,300	9,694,750

		19,972,325
Software - 5.0%
Microsoft Corporation	546,400	15,255,488

Total common stocks (Cost $260,214,334)		297,733,001

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.04%, dated 12/31/10, due 1/3/11, maturity value $4,888,016(3) (Cost $4,888,000)	$4,888,000	$4,888,000

Total investments - 99.7% (Cost $265,102,334)		302,621,001

Other assets less liabilities - 0.3%		992,853

Total net assets - 100.0%(4)		$303,613,854

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$4,990,447

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN FUNDS, INC.

Notes to Form NQ – December 31, 2010 (Unaudited)

(A) Organization:

As of December 31, 2010, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of twelve open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan Growth Opportunities Fund (“Growth Opportunities Fund” or “Growth Opportunities”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

Artisan Growth Opportunities Fund changed its name from Artisan Opportunistic Growth Fund effective January 28, 2011. Artisan Value Fund changed its name from Artisan Opportunistic Value Fund effective December 1, 2010. Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). Artisan Global Equity Fund is subadvised by Artisan Partners UK LLP (“Artisan UK”).

(B) Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, Global Equity Fund, Global Value Fund International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Growth Opportunities Fund and Value Fund had the ability to invest, and did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

(C) Fair Value Measurements:

Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

-	Level 1 – quoted prices in active markets for identical investments
-	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc. In circumstances where securities trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading are classified as level 2.)
-	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2010:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities (1)
Emerging Asia	$221,997,769	$109,418,781		$—	$331,416,550
Latin America	48,130,617	134,671,257		—	182,801,874
Emerging Europe, Middle East & Africa	138,188,583	16,097,875		—	154,286,458
Developed Markets	17,320,488	5,093,737		—	22,414,225
Repurchase Agreements	—	24,551,000		—	24,551,000
Total	$425,637,457	$289,832,650	(2)	$—	$715,470,107
Global Equity
Equity Securities (1)
Americas	$3,523,052	$—		$—	$3,523,052
Emerging Markets	1,299,630	754,671		—	2,054,301
Europe	2,989,851	2,345,160		—	5,335,011
Pacific Basin	841,751	578,565		—	1,420,316
Repurchase Agreements		281,000		—	281,000
Total	$8,654,284	$3,959,396	(2)	$—	$12,613,680
Global Value
Equity and Equity-Linked Securities (1)
Americas	$21,623,461	$—		$—	$21,623,461
Europe	10,489,040	5,119,440		—	15,608,480
Pacific Basin	707,004	2,116,795		—	2,823,799
Repurchase Agreements	—	3,003,000		—	3,003,000
Total	$32,819,505	$10,239,235	(2)	$—	$43,058,740
Growth Opportunities
Equity Securities
Consumer Discretionary	$16,031,643	$2,476,791		$—	$18,508,434
Energy	2,777,425	—		—	2,777,425
Financials	4,330,057	—		—	4,330,057
Health Care	14,065,875	1,359,105		—	15,424,980
Industrials	18,095,734	2,901,042		—	20,996,776
Information Technology	34,751,400	1,313,634		—	36,065,034
Repurchase Agreements	—	5,378,000		—	5,378,000
Total	$90,052,134	$13,428,572	(2)	$—	$103,480,706
International
Equity Securities (1)
Americas	$309,783,645	$—		$—	$309,783,645
Emerging Markets	974,335,841	—		—	974,335,841
Europe	3,234,874,538	2,504,933,288		—	5,739,807,826
Pacific Basin	2,307,268,287	538,598,388		—	2,845,866,675
Repurchase Agreements	—	184,702,000		—	184,702,000
Total	$6,826,262,311	$3,228,233,676	(2)	$—	$10,054,495,987
International Small Cap
Equity Securities (1)
Americas	$15,444,102	$—		$—	$15,444,102
Emerging Markets	155,384,692	13,949,670		10,662,288	179,996,650
Europe	142,572,331	246,457,413		—	389,029,744
Pacific Basin	132,691,142	—		—	132,691,142
Repurchase Agreements	—	60,711,000		—	60,711,000
Total	$446,092,267	$321,118,083	(2)	$10,662,288	$777,872,638
International Value
Equity and Equity-Linked Securities (1)
Americas	$735,890,954	$—		$—	$735,890,954
Emerging Markets	—	20,230,369		—	20,230,369
Europe	1,625,912,017	803,788,675		—	2,429,700,692
Pacific Basin	106,107,678	361,527,540		—	467,635,218
Repurchase Agreements	—	347,247,000		—	347,247,000
Total	$2,467,910,649	$1,532,793,584	(2)	$—	$4,000,704,233
Mid Cap
Equity Securities (1)	$5,500,225,133	$—		$—	$5,500,225,133
Repurchase Agreements	—	207,974,000		—	207,974,000
Total	$5,500,225,133	$207,974,000		$—	$5,708,199,133
Mid Cap Value
Equity Securities (1)	$6,031,487,268	$—		$—	$6,031,487,268
Repurchase Agreements	—	264,467,000		—	264,467,000
Total	$6,031,487,268	$264,467,000		$—	$6,295,954,268
Small Cap
Equity Securities (1)	$293,118,604	$—		$—	$293,118,604
Repurchase Agreements	—	10,965,000		—	10,965,000
Total	$293,118,604	$10,965,000		$—	$304,083,604
Small Cap Value
Equity Securities (1)	$2,868,226,273	$—		$—	$2,868,226,273
Repurchase Agreements	—	210,550,000		—	210,550,000
Total	$2,868,226,273	$210,550,000		$—	$3,078,776,273
Value Fund
Equity Securities (1)	$297,733,001	$—		$—	$297,733,001
Repurchase Agreements	—	4,888,000		—	4,888,000
Total	$297,733,001	$4,888,000		$—	$302,621,001

(1)	See Fund’s Schedule of Investments for sector or country classifications.
(2)	Includes securities trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At December 31, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The following table summarizes security transfers from Level 1 to Level 2 for each Fund as of December 31, 2010:

Transfers from Level 1 to Level 2
Emerging Markets	$240,004,806
Global Equity	2,757,328
Global Value	6,033,632
Growth Opportunities	6,150,040
International	2,931,233,638
International Small Cap	249,311,750
International Value	1,102,483,302

As of December 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determine fair value, is as follows:

International Small Cap (3)
Balance as of September 30, 2010	$—
Transfers into Level 3 (4)	10,662,288

Balance as of December 31, 2010	$10,662,288

Net change in unrealized appreciation (depreciation) for investments held as of 12/31/10	$(2,991,669)

(3)	All Level 3 securities were equity securities with a regional classification of emerging markets.
(4)	Transferred from Level 1 to Level 3 because of lack of observable market data due to a halt in trading.

(D) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would suffer a loss.

(E) Depositary receipts:

Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(F) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the date of such transactions.

(G) Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Value Fund, Growth Opportunities Fund, International Fund, International Small Cap Fund, International Value Fund, and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(H) Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the three months ended December 31, 2010 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$213,273,121	$65,016,961
Global Equity	4,296,728	3,769,904
Global Value	5,669,396	2,030,960
Growth Opportunities	31,805,979	12,521,587
International	1,712,249,434	1,917,783,364
International Small Cap	102,917,239	231,035,776
International Value	404,048,675	255,248,148
Mid Cap	652,487,123	602,965,260
Mid Cap Value	485,188,319	403,086,753
Small Cap	47,896,132	111,508,946
Small Cap Value	212,517,253	264,305,778
Value	48,421,112	31,434,546

(I) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of December 31, 2010 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$626,798,664	$103,247,617	$(14,576,174)	$88,671,443
Global Equity	11,336,216	1,406,085	(128,621)	1,277,464
Global Value	33,857,805	9,452,738	(251,803)	9,200,935
Growth Opportunities	79,146,447	24,334,259	—	24,334,259
International	8,207,418,693	2,008,008,963	(160,931,669)	1,847,077,294
International Small Cap	576,202,989	209,729,786	(8,060,137)	201,669,649
International Value	3,293,041,631	722,014,341	(14,351,739)	707,662,602
Mid Cap	3,675,506,805	2,040,676,041	(7,983,713)	2,032,692,328
Mid Cap Value	5,393,449,036	1,016,985,654	(114,480,422)	902,505,232
Small Cap	203,519,359	102,924,477	(2,360,232)	100,564,245
Small Cap Value	2,596,654,133	592,236,714	(110,114,574)	482,122,140
Value	271,645,033	32,934,361	(1,958,393)	30,975,968

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(J) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the three months ended December 31, 2010. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the three months ended December 31, 2010.

Fund	Security	As of 9/30/10 Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	As of 12/31/10 Share Balance	As of 12/31/10 Value
	Global Value
	Arch Capital Group Ltd.(2)	14,900	$156,450	$—	$—	$—	16,722	$1,472,372
	Signet Jewelers Ltd.(2)(3)	45,395	188,312	133,911	12,017	—	46,981	2,038,975
	Total(4)		$344,762	$133,911	$12,017	$—		$1,472,372
	International Value
	Arch Capital Group Ltd.(2)	1,543,774	$6,288,994	$6,419,179	$473,211	$—	1,536,946	$135,328,095
	Qinetiq Group PLC	41,112,031	11,429,134	—	—	—	47,520,930	96,316,798
	Savills Plc	8,553,847	6,079,141	233,064	4,207	—	9,564,422	57,589,692
	Signet Jewelers Ltd.(2)(3)	4,397,187	2,218,782	16,885,700	(140,347)	—	3,998,103	173,517,670
	Unihair Co., Ltd.(5)	1,956,400	2,064,429	1,258,154	(2,917)	—	2,021,900	27,124,253
	Total(4)		$28,080,480	$24,796,097	$334,154	$—		$316,358,838
	Mid Cap
	athenahealth, Inc.(2)	1,680,000	$1,572,370	$—	$—	$—	1,717,300	$70,374,954
	GSI Commerce, Inc.(2)	3,010,400	3,897,469	—	—	—	3,171,800	73,585,760
	Total(4)		$5,469,839	$—	$—	$—		$143,960,714
	Mid Cap Value
	Acuity Brands, Inc.(3)	1,816,815	$—	$29,568,283	$13,648,925	$215,958	1,021,815	$58,928,071
	Alleghany Corporation(2)	560,601	—	—	—	—	560,601	171,751,328
	Arch Capital Group Ltd.(2)	1,667,173	—	24,249,018	6,917,651	—	1,323,473	116,531,798
	Arrow Electronics, Inc.(2)	4,584,000	—	—	—	—	4,584,000	157,002,000
	Ingram Micro Inc.(2)	8,219,600	—	—	—	—	8,219,600	156,912,164
	Lexmark International, Inc.(2)(5)	—	124,006,256	2,658,311	(356,220)	—	3,162,800	110,128,696
	Total(4)		$124,006,256	$56,475,612	$20,210,356	$215,958		$712,325,986
	Small Cap
	athenahealth, Inc.(2)	210,300	$—	$1,442,075	$39,485	$—	172,200	$7,056,756
	GSI Commerce, Inc.(2)	356,200	—	1,347,305	147,810	—	292,200	6,779,040
	Total(4)		$—	$2,789,380	$187,295	$—		$13,835,796
	Small Cap Value
	Actel Corporation(2)(3)	2,060,954	$—	$25,258,727	$17,773,992	$—	—	$—
	Acuity Brands, Inc.(3)	552,899	—	12,033,381	4,956,112	66,131	248,299	14,319,403
	AMN Healthcare Services, Inc.(2)(3)	1,772,616	—	12,683,129	(9,365,281)	—	1,166,716	7,163,636
	Arrow Electronics, Inc.(2)	1,504,847	—	—	—	—	1,504,847	51,541,010
	Comfort Systems USA, Inc.	2,815,126	—	—	—	140,756	2,815,126	37,075,209
	CONMED Corporation(2)	1,574,059	—	—	—	—	1,574,059	41,602,379
	CRA International, Inc.(2)	625,800	—	—	—	—	625,800	14,712,558
	Cross Country Healthcare, Inc.(2)(3)	1,693,026	—	8,253,457	(4,571,086)	—	1,201,926	10,180,313
	H.B. Fuller Company(2)(5)	2,153,533	—	—	—	—	2,467,333	50,629,673
	Lexmark International, Inc.(2)(5)	591,887	19,907,245	—	—	—	1,145,187	39,875,411
	Manhattan Associates, Inc.(2)	1,564,924	—	—	—	—	1,564,924	47,792,779
	Orbotech, Ltd.(2)	2,447,487	—	9,730,101	(5,236,603)	—	2,045,087	26,749,738
	ORION MARINE GROUP, INC.(2)(5)	1,059,900	5,866,916	—	—	—	1,549,600	17,975,360
	RadiSys Corporation(2)	1,878,597	—	1,227	(228)	—	1,878,497	16,718,623
	Rudolph Technologies, Inc.(2)	2,819,378	—	—	—	—	2,819,378	23,203,481
	School Specialty, Inc.(2)	1,769,253	—	—	—	—	1,769,253	24,645,694
	Sykes Enterprises, Incorporated(2)	2,548,994	—	—	—	—	2,548,994	51,642,619
	Ultra Clean Holdings, Inc.(2)	1,558,796	—	—	—	—	1,558,796	14,512,391
	Ultratech, Inc.(2)	1,944,953	—	—	—	—	1,944,953	38,665,666
	Total(4)		$25,774,161	$67,960,022	$3,556,906	$206,887		$497,342,591
Value
	Arch Capital Group Ltd.(2)	139,500	$359,032	$3,820,260	$748,884	$—	91,300	$8,038,965
	Ingram Micro Inc.(2)	540,200	598,850	—	—	—	573,400	10,946,206
	Total(4)		$957,882	$3,820,260	$748,884	$—		$18,985,171

(1)	Net of foreign taxes withheld, if any.
(2)	Non-income producing security.
(3)	Issuer was no longer an affiliate as of December 31, 2010.
(4)	Total value as of December 31, 2010 is presented for only those issuers that were affiliates as of December 31, 2010.
(5)	Issuer was not an affiliate as of September 30, 2010.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer
Date:	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 18, 2011

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	February 18, 2011